Investment Strategy - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally seeks its investment objective of total return by investing in securities (including income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) income instruments issued by emerging market entities or sovereign nations, and/or (ii) derivative instruments denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”). Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (“MBS”) (and derivatives thereon), and stripped securities to use as collateral for its derivative positions and to help manage duration. The limitations on short exposures do not apply to positions intended to manage exposure to duration. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
The Fund seeks to outperform the J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index (the “Index”), however there can be no assurance that it will do so. Under normal market conditions, the investment adviser seeks to meet the Target Ranges to its Index set forth below for each specified Category over a full market cycle (typically 5-7 years); however, the Fund’s actual or realized results may be materially higher or lower depending on market conditions and results over shorter or longer market cycles may differ. The following Target Ranges are included to illustrate the targeted Category characteristics of the Fund.

Category	Target Ranges
Excess Return	Index +2.5%
Tracking Error	3% to 6%
Information Ratio	>0.5
Beta	0.7 to 1.1
Volatility	5% to 8%
Interest-Rate Duration	1 to 8 years
Credit-Spread Duration	0 to 6 years
The Fund seeks to generate return/alpha through its country selection, currency management, trading/execution, security selection and duration decisions (listed in anticipated order of contribution, but results may differ).
The Fund will have significant exposure to foreign currencies and duration and its investments in a particular geographic region or country also may be significant. The Fund’s investment adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging markets. An emerging market country is any country determined by the Fund’s investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets. Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be emerging market countries that: (i) are not included in the Index, or (ii) represent 2% or less of the Index. An emerging market entity is an entity that is located in, or issues securities or other investments denominated in the currency of, an emerging market country or has significant economic exposure to an emerging market, including but not limited to corporate, national and local governments, and quasi-government entities. The Fund may invest in developed countries for purposes such as: (i) hedging; (ii) gaining exposure to fixed-income securities denominated in currencies of emerging market countries; and (iii) investments (including through derivative investments) in U.S. Treasuries, U.S. government agency securities, and agency mortgage-backed securities. The investment adviser currently considers the following countries to be developed: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.
The Fund invests in fixed-income securities of any credit rating or that are unrated, including without limit those rated below investment grade (often referred to as junk bonds) and other debt instruments and may purchase and sell a wide variety of derivative instruments. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives. The Fund’s use of derivatives is expected to be extensive. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks, for speculation purposes to gain certain types of exposures and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use derivatives to implement various systematic investment processes, including taking long and short interest rate positions across various emerging markets to seek to enhance total return. The Fund may engage in repurchase agreements, reverse repurchase agreements and forward commitments.
In managing the Fund, the investment adviser adjusts investments in an effort to take advantage of differences in countries, currencies, interest rates and credits based on its global macroeconomic and political analysis. The investment adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives or other instruments) in determining the most efficient means for achieving desired exposures. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. These considerations may be taken into account alongside other fundamental research in the investment selection process.

Strategy Portfolio Concentration [Text]	The Fund normally seeks its investment objective of total return by investing in securities (including income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) income instruments issued by emerging market entities or sovereign nations, and/or (ii) derivative instruments denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”). Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (“MBS”) (and derivatives thereon), and stripped securities to use as collateral for its derivative positions and to help manage duration. The limitations on short exposures do not apply to positions intended to manage exposure to duration. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.